Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events
4.	Subsequent Events

The Company has evaluated subsequent events through April 1, 2020, the date that this financial statement was issued. For purposes of this financial statement, the Company has not evaluated any subsequent events after this date.

OAK Street Health Inc and Affiliates [Member]
Subsequent Events

NOTE 22. SUBSEQUENT EVENTS

Management of the Company evaluated subsequent events through November 9, 2020, the date on which the consolidated financial statements were issued.

As discussed in Note 1, U.S. Department of Health and Human Services distributed grants to healthcare providers to offset the impacts of COVID-19 related expenses and lost revenues. Grants received are subject to the terms and conditions of the program, including that such funds may only be used to prevent, prepare for, and respond to COVID-19 and will reimburse only for health care related expenses or lost revenues that are attributable to COVID-19 as defined by HHS. In October 2020, the Company received an additional $3,725 from HHS related to the CARES Act.

In October 2020, the HHS further revised its guidance for reporting requirements for providers that accepted funding from the Public Health and Social Services Emergency Fund (“October 2020 PRF Guidance”). In addition to other changes, this guidance significantly modified the methodology for determining health care expenses, general and administrative expenses and lost revenues attributable to COVID-19 in connection with the grants. These revised guidelines did not impact the income we recognized to date in the three and nine-months ended September 30, 2020.